Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Summary of financial assets and liabilities in foreign currency

USD amounts of foreign currency balances	2019	2018
Assets
Cash, cash equivalents and financial investments	350,772	320,069
Derivative financial instruments	19,524	11,205
Trade accounts receivable	27,005	39,000
	397,301	370,274

Liabilities
Loans and financing	119,095	123,471
Derivative financial instruments	21,818	14,222
Trade payables	323	4,689
Lease liabilities	22,020	—
	163,256	142,382
Net exposure	234,045	227,892

Schedule of credit quality of financial assets

	2019			2018
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	11,243	—	11,243	1,484	—	1,484
AA+	5,997	—	5,997	861	—	861
AA	18	99,853	99,871	24	78,245	78,269
AA-	1	10,869	10,870	—	20,179	20,179
A+	—	156,032	156,032	—	178,730	178,730
A	—	230,084	230,084	—	361,484	361,484
A-	—	38,824	38,824	—	29,162	29,162
BBB+	—	67,467	67,467	—	181,411	181,411
BBB	—	23,552	23,552	—	20,245	20,245
BBB-	—	31,416	31,416	—	83,919	83,919
No rating	3	23,259	23,262	3	77,191	77,194
	17,262	681,356	698,618	2,372	1,030,566	1,032,938

Financial investments
AAA	44,985	—	44,985	51,913	—	51,913
AA+	8,170	—	8,170	10,840	—	10,840
AA	352	—	352	24,965	—	24,965
AA-	656	—	656	—	—	—
No rating	4,612	—	4,612	4,515	—	4,515
	58,775	—	58,775	92,233	—	92,233

Derivative financial instruments
AAA	16,025	—	16,025	3,749	—	3,749
AA	—	1,029	1,029	—	2,164	2,164
A+	—	422	422	—	5,275	5,275
A	—	—	—	—	17	17
A-	—	2,048	2,048	—	—	—
	16,025	3,499	19,524	3,749	7,456	11,205
	92,062	684,855	776,917	98,354	1,038,022	1,136,376

Summary of estimated future cash flow

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
2019
Loans and financing	91,511	342,095	610,750	842,222	1,886,578
Lease liabilities	17,903	16,361	120	—	34,384
Derivative financial instruments	8,272	6,918	6,577	51	21,818
Trade payables	414,080	—	—	—	414,080
Confirming payable	82,770	—	—	—	82,770
Salaries and payroll charges	58,919	—	—	—	58,919
Dividends payable	6,662	—	—	—	6,662
Related parties	—	834	—	—	834
Asset Retirement Obligation	15,406	26,275	60,406	235,190	337,277
Use of public assets	1,446	3,177	3,581	30,729	38,933
	696,969	395,660	681,434	1,108,192	2,882,255

2018
Loans and financing	91,890	261,186	619,958	897,701	1,870,735
Derivative financial instruments	8,663	4,954	605	—	14,222
Trade payables	387,225	—	—	—	387,225
Confirming payable	70,411	—	—	—	70,411
Salaries and payroll charges	58,166	—	—	—	58,166
Dividends payable	663	—	—	—	663
Related parties	63	1,517	—	—	1,580
Asset Retirement Obligation	12,283	40,171	36,561	198,061	287,075
Use of public assets	1,411	3,092	3,485	33,658	41,646
	630,775	310,920	660,609	1,129,420	2,731,723

Summary of gearing ratio

	Note	2019	2018	2017
Loans and financing	26	1,508,557	1,424,867	1,447,299
Cash and cash equivalents	15	(698,618)	(1,032,938)	(1,019,037)
Derivative financial instruments	17	2,294	3,017	3,260
Lease liabilities	25	34,384	—	—
Financial investments	16	(58,775)	(92,233)	(206,547)
Net debt		787,842	302,713	224,975

Net (loss) income for the year		(159,007)	90,976	165,265
Plus (less):
Share in the results of associates		—	—	(60)
Depreciation and amortization	23, 24 and 25	317,892	267,189	270,454
Net financial results	10	104,854	202,654	130,181
Income tax (benefit) expense	11 (a)	(56,873)	40,923	106,194
EBITDA		206,866	601,742	672,034

Exceptional items - note 2		142,133	3,050	(4,515)
Adjusted EBITDA		348,999	604,792	667,519
Gearing ratio (Net debt/Adjusted EBITDA)		2.26	0.50	0.34